Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract]
Summary of goodwill
	2018	2017
	US$m	US$m
Net book value
At 1 January	1,037	951
Adjustment on currency translation	(125)	86
At 31 December	912	1,037
– cost	15,861	17,942
– accumulated impairment	(14,949)	(16,905)

At 1 January
– cost	17,942	17,144
– accumulated impairment	(16,905)	(16,193)

At 31 December, goodwill has been allocated as follows:
	2018	2017
	US$m	US$m
Net book value
Richards Bay Minerals	474	552
Pilbara	351	389
Dampier Salt	87	96
	912	1,037

Key assumptions calculation of fair value less costs of disposal

The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding decrease in FVLCD are set out below:

US$m
5% decrease in the titanium slag price	174
1% increase in the discount rate applied to post-tax cash flows	195
10% strengthening of the South African rand	328